PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	₪ 1,211
Balance	1,430	[1]	₪ 1,211
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,885		2,926	₪ 2,881
Share in PHI P&E included as of Jan 1, 2019	173
Additions	418		337	274
Disposals	221		378	229
Balance	3,255		2,885	2,926
Cost [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,619		1,893	2,003
Share in PHI P&E included as of Jan 1, 2019	171
Additions	91		48	55
Disposals	193		322	165
Balance	1,688		1,619	1,893
Cost [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	148		154	207
Share in PHI P&E included as of Jan 1, 2019	2
Additions	3		11	7
Disposals	12		17	60
Balance	141		148	154
Cost [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	715		604	508
Additions	146		122	97
Disposals	1		11	1
Balance	860		715	604
Cost [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	280		138	29
Additions	172		146	109
Disposals	8		4
Balance	444		280	138
Cost [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	123		137	134
Additions	6		10	6
Disposals	7		24	3
Balance	122		123	137
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,674		1,746	1,674
Share in PHI P&E included as of Jan 1, 2019	34
Depreciation	336		304	301
Disposals	219		376	229
Balance	1,825		1,674	1,746
Accumulated depreciation [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,116		1,263	1,224
Share in PHI P&E included as of Jan 1, 2019	33
Depreciation	170		174	204
Disposals	192		321	165
Balance	1,127		1,116	1,263
Accumulated depreciation [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	104		108	146
Share in PHI P&E included as of Jan 1, 2019	1
Depreciation	13		13	22
Disposals	11		17	60
Balance	107		104	108
Accumulated depreciation [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	281		253	218
Depreciation	45		39	36
Disposals	1		11	1
Balance	325		281	253
Accumulated depreciation [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	94		31	7
Depreciation	99		66	24
Disposals	8		3
Balance	185		94	31
Accumulated depreciation [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	79		91	79
Depreciation	9		12	15
Disposals	7		24	3
Balance	81		79	91
Carrying amounts, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,211		1,180
Balance	1,430		1,211	1,180
Carrying amounts, net [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	503		630
Balance	561		503	630
Carrying amounts, net [Member] | Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	44		46
Balance	34		44	46
Carrying amounts, net [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	434		351
Balance	535		434	351
Carrying amounts, net [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	186		107
Balance	259		186	107
Carrying amounts, net [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	44		46
Balance	₪ 41		₪ 44	₪ 46

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.